Long Term Borrowings - Summary of Loans (Detail) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Apr. 27, 2011
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings	$ 17,499,076	$ 17,065,305
Unsecured borrowings from related parties	603,702	566,176
Loans from Government
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings	7,245,041	7,361,124	$ 10,000,000
Other Long-term Borrowings
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings	4,894,331	4,813,176
Interest Payables
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings	3,654,938	3,183,507
Unsecured borrowings from related parties	52,161	13,750
Loans from Shareholders
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings	1,704,766	1,707,498
Loans from Related Parties
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured borrowings from related parties	$ 551,541	$ 552,426